SHARE CAPITAL AND SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 21, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of options authorized to be issued through incentive plan			6.50%
Maximum term options granted			7 years
Percentage of incentive stock options to issued and outstanding common share capital		1.50%	1.50%	2.20%	1.50%	2.20%
Aggregate intrinsic value of vested share options		$ 17,831	$ 17,831	$ 11,898
Weighted average fair value of stock options granted (C$ per share)					$ 6.22	$ 5.06
Weighted average share price at date of grant (C$ per share) | $ / shares		$ 16.81		$ 11.84
Weighted average share price at date of exercise of stock options (C$ per share) | $ / shares		$ 18.37		$ 14.13
Transfer of equity-settled PSU			$ 1,356
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date (C$ per unit)					$ 17.90	$ 12.49
Weighted average fair value (C$ per unit) | $ / shares					$ 24.99	$ 16.50
Liabilities from share-based payment transactions		$ 11,807	$ 11,807	$ 6,455
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Weighted average fair value at grant date (C$ per unit)					$ 18.14	$ 11.47
Weighted average fair value (C$ per unit) | $ / shares					$ 24.99	$ 16.50
Liabilities from share-based payment transactions		$ 4,003	$ 4,003	$ 2,949
Fair value of units settled (C$ per unit) | $ / shares		$ 17.67		$ 12.33
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Weighted average fair value at grant date (C$ per unit)					$ 15.22	$ 10.72
Weighted average fair value (C$ per unit) | $ / shares					$ 39.60	$ 26.76
Liabilities from share-based payment transactions		$ 3,729	$ 3,729	$ 7,230
Fair value of units settled (C$ per unit) | $ / shares		$ 23.43		$ 23.09
Transfer of equity-settled PSU	$ 1,764
Transfer of equity settled, performance stock units, net	1,284
Unamortized value	$ 4,652
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares		16.50		11.07
Minimum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage			0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares		$ 17.63		$ 13.39
Maximum | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			7 years
Maximum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage			200.00%